February 8, 2016

DREYFUS CASH MANAGEMENT

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
- Dreyfus Government Cash Management
- Dreyfus Government Prime Cash Management

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
- Dreyfus California AMT-Free Municipal Cash Management
- Dreyfus Tax Exempt Cash Management

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

Supplement to Prospectus dated June 1, 2015, as revised November 30, 2015

     The second paragraph of the section in the fund's prospectus entitled "Shareholder Guide—Buying and Selling Shares—How to Sell Shares—Applicable to all funds" is deleted.

CMGTS0216